UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                            FORM 13F COVER PAGE

Report for the quarter ended:     March 31, 1999

Check here if Amendment [  ];  Amendment Number :
This amendment  (check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bank of Ireland Asset Management
Address: 26 Fitzwilliam Place
         Dublin 2
         Ireland

13F File Number:  Not Known

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sean O'Dwyer
Title:    Director, Finance and Compliance
Phone:    011-353-1-6616433

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dublin and Country of Ireland on the 23rd day of April 1999.

Bank of Ireland Asset Management
(Name of Institutional Manager)

Sean O'Dwyer
(Signature of Person Duly Authorised to Submit This Report)

Report Type:  13F Holdings Report

List of Other Managers Reporting for this Manager:

                        FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $3,364,071,000

List of Other Included Managers:

                                                    FORM 13F INFORMATION TABLE

                                                      Fair        SHARES/      Investment                  --Voting Authority--
Name of Issuer            Title of Class  CUSIP No.   Mkt.Value   Prn Amount   Discretion    Managers     Sole      Shared   None
--------------            --------------  ---------   ---------   ----------   ----------    --------     ----      ------   ----

Dover Corp                Com              260003108  133,589     4,063,576    Sole                      4,063,576
Coca Cola Co              Com              191216100      215         3,504    Sole                          3,504
Philip Morris Cos Inc     Com              718154107  516,149    14,668,602    Sole                     14,668,602
Bank One Corp             Com              06423A103  210,926     3,830,678    Sole                      3,830,678
Sysco Corp                Com              871829107  223,440     8,491,825    Sole                      8,491,825
Johnson & Johnson         Com              478160104  302,882     3,239,393    Sole                      3,239,393
Wal Mart Stores Inc       Com              931142103      221         2,400    Sole                          2,400
AMP Inc                   Com              031897101   63,158     1,180,523    Sole                      1,180,523
Chase Manhattan Corp New  Com              16161A108  500,663     6,152,562    Sole                      6,152,562
Cbrl Group Inc            Com              12489V106   38,796     2,155,344    Sole                      2,155,344
Donnelley R&R & Sons Co   Com              257867101  109,427     3,399,694    Sole                      3,399,694
Federal Natl Mtg Assn     Com              313586109  226,693     3,273,566    Sole                      3,273,566
Gannett Inc               Com              364730101  310,769     4,932,855    Sole                      4,932,855
Citigroup Inc             Com              172967101  180,777     2,830,183    Sole                      2,830,183
Home Depot Inc            Com              437076102  219,034     3,518,629    Sole                      3,518,629
Caterpillar Inc Del       Com              149123101    2,377        51,743    Sole                         51,743
Time Warner Inc           Com              887315109  124,541     1,758,748    Sole                      1,758,748
Waste Mgmt Inc Del        Com              94106L109   73,427     1,654,699    Sole                      1,654,699
ICON Pub Ltd Co           Sponsored ADR    45103T107    2,082       143,580    Sole                        143,580
Iona Technologies plc     Sponsored ADR    46206P109   24,905       819,931    Sole                        819,931